CONVERTIBLE DEBENTURES - Liability component and the equity components of the First Private Placement and Second Private Placement (Details) - CAD ($)	Sep. 30, 2025	Jan. 24, 2025	Jan. 21, 2025	Jan. 16, 2025	Sep. 30, 2024
CREDIT FACILITY
Principal amount	$ 57,200,000
Exercise price of warrants	$ 22.14				$ 0
Private Placement
CREDIT FACILITY
Principal amount	$ 30,000,000
Warrants	11,535,000
Proportionate allocation at closing
Liability component	$ 19,782,345
Deferred tax liability	3,012,047
Equity component, warrants	7,205,608
Equity component, conversion feature(4)	0
Total proportionate allocation at closing	$ 30,000,000
First Private Placement
CREDIT FACILITY
Principal amount				$ 27,500,000
Interest rate				2.50%
Market rate, unsecured debt(1)				11.48%
Conversion price of debenture				$ 20
Warrants				11,000,000
Exercise price of warrants				$ 20
Underlying price, common shares				$ 37.28
Risk free rate(2)				3.05%
Volatility				134.16%
Proportionate allocation at closing
Liability component				$ 18,134,195
Deferred tax liability				2,760,664
Equity component, warrants				6,605,141
Equity component, conversion feature(4)				0
Total proportionate allocation at closing				$ 27,500,000
Second Private Placement
CREDIT FACILITY
Principal amount		$ 2,500,000	$ 2,500,000
Interest rate		2.50%	2.50%
Market rate, unsecured debt(1)			11.30%
Conversion price of debenture		$ 37.28	$ 37.28
Warrants			535,000
Exercise price of warrants		$ 37.28	$ 37.28
Underlying price, common shares			$ 47.2
Risk free rate(2)			3.05%
Volatility			134.24%
Proportionate allocation at closing
Liability component			$ 1,648,150
Deferred tax liability			251,383
Equity component, warrants			600,467
Equity component, conversion feature(4)			0
Total proportionate allocation at closing			$ 2,500,000